United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          DOUGLAS G. Herring, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: March 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

PAGE>
AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 0.96%
   Metropolitan Life Insurance Co., 5.41%, Due 3/1/2008 ++ ................   $  150,000   $   150,000
                                                                                           -----------
MEDIUM-TERM NOTES - 33.31%
   Abbey National Treasury Services, PLC, 5.36%, Due 6/29/2007 ++ .........      686,615       686,698
   ABN Amro Bank NV, 5.42%, Due 5/11/2007 ++ ..............................       23,170        23,172
   American Honda Finance Corp.,
      5.376%, Due 6/25/2007 ++ # ..........................................       30,000        30,005
      5.32%, Due 7/10/2007 ++ # ...........................................       33,040        33,041
      5.39%, Due 7/23/2007 ++ # ...........................................       10,000        10,003
      5.38%, Due 8/23/2007 ++ # ...........................................       20,000        20,004
      5.47%, Due 8/23/2007 ++ # ...........................................        5,500         5,503
      5.37%, Due 9/19/2007 ++ # ...........................................       10,000        10,002
      5.47%, Due 10/22/2007 ++ # ..........................................       10,000        10,008
      5.42%, Due 2/22/2008 ++ # ...........................................       23,000        23,018
   ASIF Global Financing XXXII,
      5.40%, Due 5/3/2007 ++ # ............................................      176,450       176,463
      5.41%, Due 2/25/2008 ++ # .......... ................................      200,000       200,150
   Berkshire Hathaway Finance Corp., 5.41%, Due 1/11/2008 ++ ..............       50,000        50,034
   Citigroup Global Markets Holdings, Inc.,
      5.43%, Due 8/16/2007 ++ .............................................       25,000        25,011
      5.698%, Due 9/5/2007 ++ .............................................       50,000        50,082
   Citigroup, Inc.,
      5.408%, Due 6/4/2007 ++ .............................................      241,350       241,385
      5.42%, Due 11/1/2007 ++ .............................................      112,500       112,571
   Commonwealth Bank of Australia, 5.36%, Due 1/31/2008 ++ # ..............      175,000       175,049
   General Electric Capital Corp.,
      5.445%, Due 10/17/2007 ++ ...........................................      180,000       180,000
      5.41%, Due 1/3/2008 ++ ..............................................      211,500       211,660
      5.41%, Due 1/15/2008 ++ .............................................      324,455       324,672
      5.388%, Due 3/4/2008 ++ .............................................       20,000        20,014
   Goldman Sachs Group, Inc.,
      5.46%, Due 5/11/2007 ++ .............................................      114,820       114,834
      5.485%, Due 7/2/2007 ++ .............................................       64,350        64,375
      5.485%, Due 10/5/2007 ++ ............................................       12,700        12,710
   HSBC Finance Corp.,
      5.40%, Due 5/10/2007 ++ .............................................       48,500        48,503
      5.51%, Due 7/27/2007 ++ .............................................       97,525        97,582
      5.40%, Due 10/4/2007 ++ .............................................      115,000       115,043
   JPMorgan Chase A Co., 5.43%, Due 1/25/2008 ++ ..........................      220,000       220,185
   Bank of America Corp., 5.43%, Due 9/7/2007 ++ # ........................      273,180       273,333
   Merrill Lynch St Co., Inc.,
      5.325%, Due 5/29/2007 ++ ............................................       52,000        51,999
      5.39%, Due 8/24/2007 ++ .............................................       39,830        39,839
      5.47%, Due 8/27/2007 ++ .............................................       45,000        45,025
      5.485%, Due 10/19/2007 ++ ...........................................       83,000        83,067

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.39%, Due 2/14/2008 ++ .............................................   $   55,000   $    55,031
   Morgan Stanley,
      5.485%, Due 7/27/2007 ++ ............................................       58,595        58,628
      5.485%, Due 1/18/2008 ++ ............................................       68,900        68,984
   Royal Bank of Scotland Plc,
      5.35%, Due 12/21/2007 ++ # ..........................................      230,000       230,066
      5.37%, Due 4/11/2008 ++ # ...........................................       12,500        12,505
      5.31%, Due 4/18/2008 ++ # ...........................................      150,000       150,000
   Toyota Motor Credit Corp.,
      5.32%, Due 6/28/2007 ++ .............................................      100,000       100,005
      5.33%, Due 8/10/2007 ++ .............................................       60,000        60,007
      5.325%, Due 9/14/2007 ++ ............................................       95,000        95,011
      5.33%, Due 10/12/2007 ++ ............................................        4,800         4,800
   Wachovia Corp., 5.44%, Due 7/20/2007 ++ ................................      179,152       179,214
   Wells Fargo a Co.,
      5.41%, Due 9/28/2007 ++ .............................................      269,901       270,041
      5.33%, Due4/14/2008 ++ # ............................................      150,000       150,000
                                                                                           -----------
   TOTAL MEDIUM-TERM NOTES ................................................                  5,219,332
                                                                                           -----------
PROMISSORY NOTES - 2.87%

   Goldman Sachs Group, Inc., 5.37%, Due 2/11/2008 #.......................      450,000       450,000
                                                                                           -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 29.81%
   Allied Irish Banks N.Y.,
      5.308%, Due 5/3/2007 ++ .............................................       50,000        49,998
      5.34%, Due 8/8/2007 ++ ..............................................       15,000        15,001
   The Bank of New York,  5.335%, Due 11/16/2007 ++ .......................       54,500        54,507
   Bank of Nova Scotia, N.Y.,
      5.29%, Due 6/20/2007 ++ .............................................      200,000       199,990
      5.34%, Due 10/31/2007 ++ ............................................       64,860        64,866
   Branch Banking and Trust,
      5.418%, Due 6/4/2007 ++ .............................................       91,380        91,397
      5.31%, Due 8/10/2007 ++ .............................................       50,000        49,998
   BNP Paribas, N.Y.,
      5.29%, Due 6/20/2007 ++ .............................................      600,000       599,974
      5.30%, Due 10/3/2007 ++ .............................................      100,000        99,988
   Branch Banking and Trust, 5.348%, Due 11/16/2007 ++ ....................      100,000       100,027
   Canadian Imperial Bank of Commerce, N.Y., 5.42%, Due 4/2/2007 ++ .......       39,000        39,000
   Caylon, N.Y.,
      5.33%, Due 8/10/2007 ++ .............................................      542,000       541,997
      5.28%, Due 9/13/2007 ++ .............................................      185,700       185,678

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.30%, Due 10/3/2007 ++ .............................................   $   67,500   $    67,493
   Credit Suisse N.Y., 5.33% Due 2/26/2008 ++ .............................      250,000       250,000
   Credit Suisse N.Y.,
      5.32%, Due 6/12/2007 ++ .............................................      150,000       150,000
      5.34%, Due 8/13/2007 ++ .............................................      125,000       125,002
   HSBC Bank USA, 5.42%, Due 9/21/2007 ++ .................................      203,550       203,654
   Mai Marshall a llsley Bank,
      5.345%, Due 8/1/2007 ++ .............................................       50,000        50,000
      5.33%, Due 2/15/2008 ++ .............................................      196,500       196,505
   National City Bank,
      5.378%, Due 6/4/2007 ++ .............................................       38,000        38,004
      5.31%, Due 10/4/2007 ++ .............................................      135,000       134,989
      5.41%, Due 1/10/2008 ++ .............................................        6,925         6,929
      5.34%, Due 4/4/2007 ++ ..............................................       15,000        15,000
      5.34%, Due 5/11/2007 ++ .............................................       25,000        25,000
      5.34%, Due 4/4/2007 ++ ..............................................       13,000        13,000
   Natixis N.Y., 5.335%, Due 6/20/2007 ++ .................................       25,000        25,001
   SunTrust Bank, 5.42%, Due 5/17/2007 ++ .................................      167,000       167,015
   US Bank, NA,
      5.37%, Due 9/10/2007 ++ .............................................      250,000       250,083
      5.38%, Due 9/28/2007 ++ .............................................       60,000        60,022
      5.39%, Due 10/1/2007 ++ .............................................      110,750       110,788
   Wachovia Bank,
      5.34%, Due 9/28/2007 ++ .............................................       50,000        50,007
      5.415%, Due 6/14/2007 ++ ............................................       16,170        16,173
   Westpac Banking N.Y., 5.32%, Due 1/15/2008 ++ ..........................       46,000        45,999
   World Savings Bank FSB,
      5.42%, Due 6/1/2007 ++ ..............................................      178,460       178,483
      5.36%, Due 10/19/2007 ++ ............................................      400,000       400,092
                                                                                           -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ...........................                  4,671,660
                                                                                           -----------
COMMERCIAL PAPER * - 18.63%
   Citigroup Funding, Inc.,
      5.24%, Due 6/5/2007 .................................................       30,000        29,721
      5.24%, Due 6/6/2007 .................................................      200,000       198,108
      5.24%, Due 6/13/2007 ................................................       75,000        74,214
   Clipper Receivables Corp., 5.41%, Due 4/2/2007 #........................      145,000       145,000
   FCAR Owner Trust, Series I,
      5.26%, Due 4/16/2007 ................................................      240,000       239,509
      5.26%, Due 4/26/2007 ................................................       22,270        22,192
   Fountain Square Commercial Funding Corp.,
      5.24%, Due 4/19/2007 # ..............................................       51,485        51,358
      5.24%, Due 5/18/2007 # ..............................................       12,400        12,317
   General Electric Capital Corp., 5.04%, Due 11/9/2007 ...................       40,000        38,762
   GOVCO, Inc.,
      5.24%, Due 4/10/2007 #...............................................      188,300       188,081

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.245%, Due 4/23/2007 # .............................................   $   73,600   $    73,375
   HBOS Treasury Services PLC,
      5.24%, Due 4/26/2007 ................................................      100,000        99,651
      5.24%, Due 5/3/2007 .................................................      125,080       124,516
      5.24%, Due 5/10/2007 ................................................      100,000        99,447
   Scaldis Capital LLC, 5.24%, Due 5/2/2007 # .............................       77,382        77,044
   Sheffield Receivables Corp.,
      5.43%, Due 4/2/2007 # ...............................................       85,000        85,000
      5.28%, Due 5/24/2007 # ..............................................       83,100        82,466
   Stanfield Victoria Funding, LLC,
      5.25%, Due 4/10/2007 #...............................................       65,000        64,924
      5.25%, Due 4/30/2007 # ..............................................       30,000        29,878
   Three Rivers Funding Corp.,
      5.28%, Due 4/2/2007 #................................................       35,000        35,000
      5.375%, Due 4/5/2007 # ..............................................      113,165       113,114
      5.29%, Due 4/9/2007 #................................................       44,418        44,372
      5.25%, Due 4/26/2007 # ..............................................       50,000        49,825
   Toyota Motor Credit Corp.,
      5.20%, Due 7/30/2007 ................................................      100,000        98,281
      5.20%, Due 7/31/2007 ................................................      200,000       196,533
      5.20%, Due 8/1/2007 .................................................       50,000        49,126
UBS Finance Delaware, LLC,
      5.24%, Due 5/3/2007 .................................................      230,000       228,962
      5.215%, Due 6/25/2007 ...............................................       57,569        56,868
      5.20%, Due 8/6/2007 .................................................      140,000       137,452
      5.20%, Due 8/10/2007 ................................................      100,000        98,122
   Yorktown Capital LLC, 5.245%, Due 5/2/2007 #............................       75,953        75,621
                                                                                           -----------
   TOTAL COMMERCIAL PAPER .................................................                  2,918,839
                                                                                           -----------
TIME DEPOSITS -10.85%
   Deutsche Bank AG, 5.438%, Due 4/2/2007 .................................      700,000       700,000
   Natixis, 5.43%, Due 4/2/2007 ...........................................      600,000       600,000
   Societe Generate, 5.50%, Due 4/2/2007 ..................................      400,000       400,000
                                                                                           -----------
   TOTAL TIME DEPOSITS ....................................................                  1,700,000
                                                                                           -----------
REPURCHASE AGREEMENTS - 5.26%
   Barclays Capital, Inc., 5.38%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $76,500,
      5.0%, 12/1/2035- 1/1/2037) ..........................................       75,000        75,000
   Goldman Sachs, 5.37%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $50,622,
      4.198% - 5.095%, 8/1/2013 - 7/1/2035) ...............................       49,629        49,629
   Lehman Brothers Holdings, Inc., 5.488%, Due 4/2/2007 (Held at
      JPMorgan Chase, NYC, Collateralized by Corporate Obligations valued at $298,319, 0.0% - 11.875%, 1/15/06 - 2/2/2037, and Private Label
      Mortgage Obligations valued at $262,625, 5.0%, 11/1/2033) ...........      550,000       550,000
      5.508%, Due 4/2/2007 (Held at JPMorgan Chase, NYC, Collateralized by
         Private Label Mortgages valued at $152,990, 5.0% - 5.5%,
         11/1/2033 - 11/1/2034) ...........................................      150,000       150,000
                                                                                           -----------
   TOTAL REPURCHASE AGREEMENTS ............................................                    824,629
                                                                                           -----------
TOTAL INVESTMENTS  - 101.69% (Cost $15,934,460) ...........................                $15,934,460
LIABILITIES, NET OF OTHER ASSETS - (1.69%) ................................                   (264,530)
                                                                                           -----------
TOTAL NET ASSETS - 100.00% ................................................                $15,669,930
                                                                                           ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,086,525 or 19.70% of net assets. The Fund has no right to demand registration of these securities.

*       Rates represent discount rate.



                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
ALABAMA - 6.50%
   Infirmary Health System Special Care Facilities Financial Authority of
      Mobile Revenue Bonds, Series 2006A, 3.67%, Due 2/1/2040,
      LOC Bank of Nova Scotia .............................................   $    1,000   $   1,000
   Mobile Industrial Development Board, Series 1999A (Holnam, Inc.
      Project), Variable Rate Demand Dock and Wharf Revenue Refunding
      Bonds, 3.66%, Due 6/1/2032, LOC Bayerische Landesbank ...............        1,000       1,000
                                                                                           ---------
   TOTAL ALABAMA ..........................................................                    2,000
                                                                                           ---------
COLORADO - 7.39%
   Colorado Educational and Cultural Facilities Variable Rate Demand
      Revenue Bonds, Series A7, (National Jewish Federation Bond Program),
      3.77%, Due 7/1/2029, LOC Bank Of America, NA ........................          975         975
   University of Colorado Hospital System Revenue Bonds, Series 2004B,
      3.66%, Due 11/15/2035, LOC Citibank, NA .............................        1,300       1,300
                                                                                           ---------
   TOTAL COLORADO .........................................................                    2,275
                                                                                           ---------
FLORIDA - 11.16%
   Alachua County, Florida Housing Financial Authority, Multi-family
      Housing Revenue Bonds, Series 2001, (University Cove Apartment
      Project), 3.70%, Due 6/15/2034, LOC Federal National Mortgage
      Association .........................................................        1,830       1,830
   University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds,
      3.80%, Due 10/1/2031, LOCSuntrust Bank ..............................        1,605       1,605
                                                                                           ---------
   TOTAL FLORIDA ..........................................................                    3,435
                                                                                           ---------
ILLINOIS - 4.87%
   Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B,
      3.85%, Due 5/15/2035, LOC JP Morgan Chase ...........................        1,500       1,500
                                                                                           ---------
INDIANA - 3.25%
   Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
      Series 1989, (ND-Tech Corporation Project), 3.78%, Due 7/1/2009,
      LOC Comerica Bank ...................................................        1,000       1,000
                                                                                           ---------
KENTUCKY - 7.04%
   Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A,
      3.77%, Due 2/1/2032, LOC US Bank, NA ................................        1,068       1,068
   Carroll County, Kentucky Solid Waste Disposal Revenue Bonds,
      Series 2001, (North American Stainless, L.P.), 3.71%, Due 5/1/2031,
      LOC Fifth Third Bank ................................................        1,100       1,100
                                                                                           ---------
   TOTAL KENTUCKY .........................................................                    2,168
                                                                                           ---------
MARYLAND - 5.46%
   Montgomery County, Maryland Variable Rate Housing Revenue Bonds,
      Series 1997, Issue I (The Grand), 3.69%, Due 6/1/2030,
      LOC Federal National Mortgage Association ...........................        1,680       1,680
                                                                                           ---------
MICHIGAN - 5.77%
   Michigan State Housing Development Authority, Series 2000
      (River Place Plaza Apartments), Variable Rate Limited Obligation
      Multi-family Housing Revenue Refunding Bonds, 3.70%, Due 6/1/2018,
      LOC Bank of New York ................................................        1,775       1,775
                                                                                           ---------
NEVADA - 3.25%
   Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing
      Revenue Bonds, Series 2004, (Sundance Village Apartments), 3.72%,
      Due 10/1/2035, LOC Citibank, NA .....................................        1,000       1,000
                                                                                           ---------
NEW YORK-7.80%
   New York City Housing Development Corporation, Multi-Family Mortgage
      Revenue Bonds, Series 2002A, (First Avenue Development), 3.69%,
      Due 10/15/2035, LOC Federal National Mortgage Association ...........          800         800
   New York State Housing Finance Agency, 66 West 38th Street Housing
      Revenue Bonds, Series 2000A, 3.68%, Due 5/15/2033,
      LOC Federal National Mortgage Association ...........................        1,600       1,600
                                                                                           ---------
   TOTAL NEW YORK .........................................................                    2,400
                                                                                           ---------

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
OHIO - 5.52%
   Ohio Water Development Authority, Environmental Improvement
      Revenue Bonds, Series 2000B, (Waste Management, Incorporated
      Project), 3.73%, Due 7/1/2020, LOC Fleet National Bank ..............   $    1,700   $   1,700
                                                                                           ---------
PENNSYLVANIA - 7.47%
   Delaware County, Pennsylvania Pollution Control, Series 1999A, 3.80%,
      Due 4/1/2021, LOC Wachovia Bank, NA .................................          800         800
   Indiana County Industrial Development Authority Refunding Bonds, Series
      2003A (Exelon Generation), 3.88%, Due 6/1/2027, LOC BNP Paribas .....        1,500       1,500
                                                                                           ---------
   TOTAL PENNSYLVANIA .....................................................                    2,300
                                                                                           ---------
TEXAS - 3.90%
   City of Midlothian, Texas Industrial Development Corporation,
      Environmental Facilities Revenue Bonds, Series 1999,
      (Holnam Texas Limited Partnership Project), 3.72%, Due 9/1/2031,
      LOC Bank One, NA .................................                           1,200       1,200
                                                                                           ---------
UTAH - 3.74%
   Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996,
      (Holnam, Inc. Project), 3.72%, Due 8/1/2031, LOC Wachovia Bank, NA ..        1,150       1,150
                                                                                           ---------
WASHINGTON - 3.25%
   Washington State Housing Finance Commission Variable Rate Demand
      Non-Profit Revenue Bonds, Series 2005, (Seattle Art Museum Project),
      3.80%, Due 7/1/2033, LOC Allied Irish Bank, PLC .....................        1,000       1,000
                                                                                           ---------
WYOMING - 4.87%
   Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
      Series 1990A, (Pacificorp Project), 3.67%, Due 7/1/2015,
      LOC Barclays Bank, PLC ..............................................        1,500       1,500
                                                                                           ---------

                                                                                SHARES
                                                                              ----------
SHORT TERM INVESTMENTS - 5.27%
   BlackRock Provident MuniCash Fund ......................................      497,085         497
   Dreyfus MuniCash Management Plus .......................................       50,000          50
   Federated Municipal Obligations Fund ...................................    1,076,808       1,077
                                                                                           ---------
   TOTAL SHORT TERM INVESTMENTS ...........................................                    1,624
                                                                                           ---------
TOTAL INVESTMENTS - 96.51% (Cost $29,707) .................................                $  29,707
OTHER ASSETS, NET OF LIABILITIES - 3.49% ..................................                    1,074
                                                                                           ---------
TOTAL NET ASSETS - 100.00% ................................................                $  30,781
                                                                                           =========

Percentages are stated as a percent of net assets.

For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 5.51%
FEDERAL FARM CREDIT BANK - 1.29%
   5.10%, Due 8/14/2007 ...................................................   $   10,851   $  10,645
                                                                                           ---------
FEDERAL HOME LOAN BANK - 4.00%
   5.22%, Due 4/4/2007 ++ .................................................       10,000      10,000
   3.875%, Due 6/8/2007 ...................................................        5,000       4,987
   5.20%, Due 6/8/2007 ++ .................................................        3,000       3,000
   5.30%, Due 2/22/2008 ...................................................       15,000      14,998
                                                                                           ---------
                                                                                              32,985
                                                                                           ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.22%
   5.11%, Due 5/31/2007 # .................................................          566         561
   5.105%, Due 6/1/2007 # .................................................        1,250       1,240
                                                                                           ---------
                                                                                               1,801
                                                                                           ---------
TOTAL U.S. AGENCY OBLIGATIONS .............................................                   45,431
                                                                                           ---------
REPURCHASE AGREEMENTS - 94.42%
   Bane of America Securities, LLC, 5.438%, Due 4/2/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $306,000, 5.0%, 6/1/2035) ..........      300,000     300,000
   Barclays Capital, Inc., 5.38%, Due 4/2/2007
      (Held at Bank of New York, Collateralized by U.S. Government
      Obligations valued at $306,000, 4.176%-6.933%, 11/1/2030-3/1/2047) ..      300,000     300,000
   Goldman Sachs, 5.37%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $182,005,
      4.0% - 8.5%, 1/1/2009 - 3/1/2037) ...................................      178,436     178,436
                                                                                           ---------
   TOTAL REPURCHASE AGREEMENTS ............................................                  778,436
                                                                                           ---------
TOTAL INVESTMENTS - 99.93% (Cost $823,867) ................................                $ 823,867
OTHER ASSETS, NET OF LIABILITIES - 0.07% ..................................                      584
                                                                                           ---------
TOTAL NET ASSETS - 100.00% ................................................                $ 824,451
                                                                                           =========

Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Rates represent discount rate.

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
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   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: May 30, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: May 30, 2007
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 30, 2007
      -----------------